Income Taxes	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Income Taxes [Abstract]
Income Taxes

Note 13 - Income Taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

USA

GTI US Corp is incorporated in the United States and is subject to a federal tax rate of 21%. GTI US Corp is still dormant as of June 30, 2025.

Malaysia

The Company’s subsidiary Graphjet was incorporated in Malaysia and is subject to Malaysian Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Malaysian tax laws. The applicable tax rate is 24% in Malaysia.

Since Graphjet has had no taxable income, the Company’s tax provision was zero for the three and nine months ended June 30, 2025 and 2024. As of June 30, 2025 and September 30, 2024, the Company’s deferred tax asset had a full valuation allowance recorded against it. The effective tax rate for the three and nine months ended June 30, 2025 and 2024 was 0%.

The components of the Company’s income tax provision were as follows for the period indicated:

	For the three months ended June 30, 2025	For the three months ended June 30, 2024	For the nine months ended June 30, 2025	For the nine months ended June 30, 2024
	(unaudited)	(unaudited)	(unaudited)	(unaudited)

Current	$-	$-	$-	$-
Deferred	-	-	-	-
Total income tax expense	$-	$-	$	$

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities of the Company as of:

	June 30, 2025 (unaudited)	September 30, 2024

Deferred Tax Assets:
Net operating loss carry-forwards	$4,876,038	$4,406,475
Capital allowances	150,591	105,298
Less: valuation allowance	(5,026,629)	(4,511,773)
Deferred tax assets, net	-	-
Deferred tax liabilities:
Capitalized R&D expenses	-	-
Deferred tax (liabilities) assets, net	$-	$-

Movement of valuation allowance:

	June 30, 2025 (unaudited)	September 30, 2024

Balance at beginning of the year	$4,511,773	$281,826
Addition	514,856	4,229,947
Balance at end of the year	$5,026,629	$4,511,773

As of June 30, 2025 and September 30, 2024, the Company had net operating losses carry forward of approximately $20.3 million and approximately $18.3 million, respectively, from the Company’s Malaysian subsidiary, which can be carried forward ten years to offset taxable income.

Valuation allowance is provided against deferred tax assets when the Company determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Company considered factors including future taxable income exclusive of reversing temporary differences and tax loss carry forwards. If events occur in the future that allow the Company to realize part or all of its deferred income tax, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

Due to the limited operating history of the Malaysian subsidiary, the Company is uncertain when these net operating losses can be utilized. As a result, the Company provided a 100% allowance on deferred tax assets on net operating losses of approximately $4.9 million and $4.5 million related to Malaysian subsidiary as of June 30, 2025 and September 30, 2024, respectively.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. As of June 30, 2025 and September 30, 2024, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur interest and penalties tax as of June 30, 2025 and September 30, 2024.

Note 13 - Income Taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

USA

GTI US Corp is incorporated in the United States and is subject to a federal tax rate of 21%. GTI US Corp is still dormant as of September 30, 2024.

Malaysia

The Company’s subsidiary Graphjet was incorporated in Malaysia and is subject to Malaysian Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Malaysian tax laws. The applicable tax rate is 24% in Malaysia.

To date, Graphjet Technology has not had any sales of its products, the Company’s tax provision was zero for the years ended September 30, 2024 and 2023. As of September 30, 2024 and 2023, the Company’s deferred tax asset had a full valuation allowance recorded against it. The effective tax rate for the years ended September 30, 2024 and 2023 was 0%.

The components of the Company’s income tax provision were as follows for the period indicated:

	For the year ended September 30, 2024	For the year ended September 30, 2023

Current	$-	$-
Deferred	-	-
Total income tax provision	$-	$-

The following table reconciles Malaysia statutory rates to the Company’s effective tax rate:

	For the year ended September 30, 2024	For the year ended September 30, 2023

Malaysia income tax rate	24.0%	24.0%
Change in valuation allowance	(24.0)%	(24.0)%
Effective tax rate	-%	-%

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities of the Company as of:

	September 30, 2024	September 30, 2023

Deferred Tax Assets:
Net operating loss carry-forwards	$4,406,475	$281,694
Capital allowances	105,298	132
Less: valuation allowance	(4,511,773)	(281,826)
Deferred tax assets, net	-	-
Deferred tax liabilities:
Capitalized R&D expenses	-	-
Deferred tax (liabilities) assets, net	$-	$-

Movement of valuation allowance:

	September 30, 2024	September 30, 2023

Balance at beginning of the year	$281,826	$-
Addition	4,229,947	281,826
Balance at end of the year	$4,511,773	$281,826

As of September 30, 2024 and 2023, the Company had net operating losses carry forward of approximately $18.3 million and approximately $1.2 million, respectively, from the Company’s Malaysian subsidiary, which can be carried forward to offset taxable income. The net operating losses from the Malaysia subsidiary can be carried forward 10 years.

Valuation allowance is provided against deferred tax assets when the Company determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Company considered factors including future taxable income exclusive of reversing temporary differences and tax loss carry forwards. If events occur in the future that allow the Company to realize part or all of its deferred income tax, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

Due to the limited operating history of the Malaysian subsidiary, the Company is uncertain when these net operating losses can be utilized. As a result, the Company provided a 100% allowance on deferred tax assets on net operating losses of approximately $4.5 million and $0.2 million related to Malaysian subsidiary as of September 30, 2024 and 2023, respectively.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. As of September 30, 2024 and 2023, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur interest and penalties tax for the years ended September 30, 2024 and 2023.